CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ (29,081,925)	$ (4,158,660)	¥ (306,810,286)	¥ 35,517,634
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation of property and equipment	1,916,747	274,091	6,285,907	6,014,868
Amortization of intangible assets	29,650,099	4,239,908	56,322,409	90,827,064
Operating lease expenses	10,928,009	1,562,684	14,501,864	24,187,908
Loss from the disposal of property and equipment	85,309	12,199	528,257	2,187,446
Provision (reversal) for allowance for credit losses	(2,909,475)	(416,049)	(1,944,636)	11,809,161
Share of loss in equity method investments	1,927,859	275,680	4,001,129	31,610,752
Fair value change in long-term investments	65,200,488	9,323,546	(40,628,028)
Impairment losses on investments	2,114,370	302,351	19,689,373	58,005,769
Impairment losses on other assets			13,742,897	12,755,822
Impairment of goodwill and intangible assets			61,679,245	13,966,789
Gain from disposal of investment in equity investees				(5,132,053)
Foreign exchange (gain) loss	517,288	73,971	(1,233,807)	(125,893)
Changes in operating assets and liabilities:
Accounts receivable	(25,617,744)	(3,663,289)	26,341,103	23,927,442
Prepayments	11,605,802	1,659,609	15,898,495	(10,364,572)
Other current assets	(16,781,501)	(2,399,723)	77,417,243	(16,200,082)
Other non-current assets	20,126,915	2,878,111	(15,542,056)	(52,099,252)
Amounts due from related parties	(17,426,110)	(2,491,901)	(5,180,912)	(32,868,136)
Accounts payable	54,946,560	7,857,253	(44,723,288)	(132,440,692)
Advances from customers	(2,132,492)	(304,943)	(8,467,070)	9,659,281
Accrued expenses and other current liabilities	(20,912,779)	(2,990,488)	(4,980,465)	(56,200,218)
Amounts due to related parties	(110,282,316)	(15,770,161)	(28,803,176)	(61,150,253)
Deferred revenue	(15,446,314)	(2,208,793)	(63,623,203)	21,246,496
Lease liabilities	(10,683,606)	(1,527,735)	(13,322,931)	(22,822,500)
Net cash used in operating activities	(52,254,816)	(7,472,339)	(238,851,936)	(47,687,219)
Cash flows from investing activities:
Proceeds on disposal of property and equipment	347,151	49,642	976,059	103,155
Purchases of property and equipment	(290,883)	(41,595)	(709,859)	(5,156,302)
Purchases of intangible assets	(1,498,898)	(214,340)	(12,411,832)	(11,146,423)
Purchases of short-term bank deposits	(575,301,000)	(82,266,949)	(2,990,374,400)	(1,778,550,000)
Purchases of long-term bank deposits				(760,000,000)
Proceeds from disposal of short-term bank deposits	3,528,507,441	504,569,853	1,757,680,000	2,868,625,000
Proceeds from disposal of long-term bank deposits	20,000,000	2,859,962	170,000,000	80,000,000
Proceeds from disposal of and return of investments	36,482	5,217	347,304	10,309,198
Repayment of loan from related parties				10,000,000
Cash provided by (used in) investing activities	2,971,800,293	424,961,790	(1,074,492,728)	414,184,628
Cash flows from financing activities
Return of capital to non-controlling interests				(965)
Dividend distributed to shareholders	(2,150,781,250)	(307,557,628)	(2,101,465,492)
Repurchase of ordinary shares			(105,509,037)
Cash used in financing activities	(2,150,781,250)	(307,557,628)	(2,206,974,529)	(965)
Effect of foreign exchange rate changes on cash and cash equivalents	(24,966,731)	(3,570,196)	48,740,158	94,834,375
Net increase (decrease) in cash, cash equivalents and restricted cash	743,797,496	106,361,627	(3,471,579,035)	461,330,819
Cash, cash equivalent and restricted cash at the beginning of the year	1,037,411,283	148,347,841	4,508,990,318	4,047,659,499
Cash, cash equivalent and restricted cash at the end of the year	1,781,208,779	254,709,468	1,037,411,283	4,508,990,318
Supplemental disclosure of cash flow information:
Income tax paid	28,358,914	4,055,271	10,285,869	436,767
Supplemental disclosure on non-cash investing and financing activities:
Accrued purchases of property and equipment				13,826
Accrued purchases of intangible assets	¥ 822,736	$ 117,650	¥ 896,226	¥ 45,754,717